Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Calculation of Basic (Loss) Earnings Per Share

The calculation of basic (loss) earnings per share at December 31, 2018 and 2017 is as follows:

	December 31, 2018	December 31, 2017
Net profit (loss) attributable to Avianca Holdings S.A.	$(24,803)	$48,237

Weighted average number of shares
(in thousands of shares)
Common stock	660,800	660,800
Preferred stock	336,187	336,187
Earnings per share
Common stock	$(0.025)	$0.05
Preferred stock	$(0.025)	$0.05